ORGANIZATION AND BUSINESS BACKGROUND (Details Narrative) - USD ($)		1 Months Ended
	Aug. 12, 2022	Aug. 12, 2022	Aug. 05, 2022	Jul. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Shares issued		1,725,000
Price per shares	$ 10.00	$ 10.00
Percent of obligation to redeem public shares	100.00%	100.00%
Deposits	$ 198,000	$ 198,000
Payments for Repurchase of Equity		1,782,000
Cash	0	0
Net loss		$ 2,813
Sponsor advance	$ 75,000
Promissory Note [Member]
Subsidiary, Sale of Stock [Line Items]
Principal amount			$ 300,000	$ 300,000
Post Business Combination [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of voting interests acquired	50.00%	50.00%
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of fair market value of business acquisition		80.00%
Business combination, net tangible assets	$ 5,000,001	$ 5,000,001
Proposed Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares available for sale		6,000,000
Shares issued		900,000
Offering price per unit	$ 10.00	$ 10.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares available for sale		900,000
Price per shares	$ 0.033	$ 0.033
Deposits	$ 227,700	$ 227,700
Payments for Repurchase of Equity		$ 2,049,300
Over-Allotment Option [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares available for sale		200,000
Shares issued		6,900,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares available for sale		187,400
Offering price per unit	$ 10.00	$ 10.00